SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Short Term Investment) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short-term investments	$ 505	$ 505	$ 505